Revenue - Summary of Rebate Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Beginning balance	$ 24,858	$ 21,914	$ 16,922
Rebate expense	54,083	50,847	42,400
Rebate payments	(46,262)	(47,903)	(38,893)
Acquisitions			1,485
Ending balance	$ 32,679	$ 24,858	$ 21,914